UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21311

Registrant Name:	PIMCO High Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	March 31

Date of Reporting Period:	June 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO High Income Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.0%
BANK LOAN OBLIGATIONS 1.0%
Clear Channel Communications, Inc.
6.937% due 01/30/2019		$10,450	$9,675

Total Bank Loan Obligations (Cost $9,771)			9,675

CORPORATE BONDS & NOTES 65.1%
BANKING & FINANCE 34.8%
AGFC Capital Trust
6.000% due 01/15/2067		27,410	20,557
American International Group, Inc.
6.250% due 03/15/2087 (g)		1,839	2,030
Banco do Brasil S.A.
6.250% due 04/15/2024 (d)		7,350	5,209
9.000% due 06/18/2024 (d)		21,500	19,505
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	2,300	2,498
Barclays PLC
8.000% due 12/15/2020 (d)		17,140	20,351
BGC Partners, Inc.
5.375% due 12/09/2019		$10,160	10,614
Cantor Fitzgerald LP
6.500% due 06/17/2022		13,100	13,517
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,000	5,166
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	700	786
6.625% due 09/23/2019 (d)		$10,000	9,777
7.875% due 01/23/2024 (d)		17,550	18,077
Doctors Co.
6.500% due 10/15/2023		10,000	10,881
ERB Hellas PLC
4.250% due 06/26/2018	EUR	700	308
GSPA Monetization Trust
6.422% due 10/09/2029		$8,276	9,151
ING Groep NV
6.000% due 04/16/2020 (d)		3,600	3,571
6.500% due 04/16/2025 (d)		600	582
International Lease Finance Corp.
6.980% due 10/15/2018		18,000	18,754
LBG Capital PLC
9.000% due 12/15/2019	GBP	284	484
9.125% due 07/15/2020		1,900	3,254
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$27,700	39,819
Midwest Family Housing LLC
6.631% due 01/01/2051		4,966	3,860
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018		7,220	6,787
Navient Corp.
5.500% due 01/15/2019		7,500	7,666
5.625% due 08/01/2033		12,357	10,071
Novo Banco S.A.
2.625% due 05/08/2017	EUR	400	435
4.750% due 01/15/2018		1,000	1,134
5.000% due 04/04/2019		439	499
5.000% due 04/23/2019		1,045	1,188
5.000% due 05/14/2019		792	897
5.000% due 05/21/2019		387	441
5.000% due 05/23/2019		384	436
5.875% due 11/09/2015		3,100	3,465
Rio Oil Finance Trust
6.250% due 07/06/2024		$28,300	27,875
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		4,800	4,714
6.299% due 05/15/2017		8,900	9,034
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	6,000	6,087
5.717% due 06/16/2021		$10,100	9,721
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	2,995	4,335
6.052% due 10/13/2039		1,766	2,825
TIG FINCO PLC
8.500% due 03/02/2020		937	1,552

TIG FinCo PLC
8.750% due 04/02/2020		4,815	7,509
Tri-Command Military Housing LLC
5.383% due 02/15/2048		$4,686	4,216

			329,638

INDUSTRIALS 20.3%
Anadarko Petroleum Corp.
7.000% due 11/15/2027 (g)		5,700	6,418
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		6,109	4,360
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		19,100	15,662
11.250% due 06/01/2017 ^		10,700	8,453
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		3,100	3,057
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		1,355	1,199
Energizer SpinCo, Inc.
5.500% due 06/15/2025		125	124
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	5,000	8,033
FMG Resources Pty. Ltd.
9.750% due 03/01/2022		$4,350	4,502
Forbes Energy Services Ltd.
9.000% due 06/15/2019		1,977	1,592
Ford Motor Co.
7.700% due 05/15/2097		16,610	20,350
GTL Trade Finance, Inc.
7.250% due 04/16/2044		4,500	4,202
Gulfport Energy Corp.
7.750% due 11/01/2020		500	526
Hampton Roads PPV LLC
6.621% due 06/15/2053		20,614	19,540
Harvest Operations Corp.
6.875% due 10/01/2017		28,618	26,543
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	300	179
4.500% due 12/06/2016	JPY	10,000	46
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$9,030	8,443
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	19,600	28,530
Scientific Games International, Inc.
10.000% due 12/01/2022		$6,500	6,293
Sequa Corp.
7.000% due 12/15/2017		16,073	11,010
Tembec Industries, Inc.
9.000% due 12/15/2019		1,500	1,429
UCP, Inc.
8.500% due 10/21/2017		10,300	10,341
Warren Resources, Inc.
9.000% due 08/01/2022 ^		3,000	1,380

			192,212

UTILITIES 10.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		8,600	9,441
CenturyLink, Inc.
7.200% due 12/01/2025		1,122	1,128
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		10,100	8,635
6.000% due 11/27/2023		9,900	9,132
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		360	359
Illinois Power Generating Co.
7.000% due 04/15/2018 (g)		16,800	16,422
7.950% due 06/01/2032		900	869
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030 (g)		15,200	17,234
NRG REMA LLC
9.237% due 07/02/2017		250	263
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		5,248	4,067
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,546	3,827
6.750% due 10/01/2023		11,838	8,523
Petrobras Global Finance BV
3.163% due 03/17/2020		2,520	2,407
6.250% due 12/14/2026	GBP	8,600	12,032
6.625% due 01/16/2034		200	268
7.875% due 03/15/2019		$700	745

			95,352

Total Corporate Bonds & Notes (Cost $592,273)			617,202

MUNICIPAL BONDS & NOTES 16.1%
CALIFORNIA 2.1%
Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007
6.506% due 02/01/2031	2,000	2,329
Sacramento County, California Revenue Bonds, Series 2013
7.250% due 08/01/2025	1,500	1,700
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,500	8,246
7.750% due 09/01/2040	6,500	7,138
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	290	284

		19,697

DISTRICT OF COLUMBIA 1.1%
District of Columbia Revenue Bonds, Series 2011
7.625% due 10/01/2035	9,740	10,427

ILLINOIS 4.7%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	9,714
7.517% due 01/01/2040	34,805	35,515

		45,229

NEBRASKA 2.2%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	18,500	21,479

NEVADA 0.4%
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	3,900	3,522

NEW YORK 0.4%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	3,595	3,522

PENNSYLVANIA 3.6%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	7,688
6.765% due 06/01/2040	24,875	26,734

		34,422

TEXAS 0.9%
El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043	7,535	8,245

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,375	1,009

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,680	5,628

Total Municipal Bonds & Notes (Cost $146,918)		153,180

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
3.500% due 09/25/2027 (a)	807	92
4.000% due 05/25/2020 (a)	833	18
5.963% due 09/25/2042 (a)	2,567	429
6.483% due 10/25/2017 - 01/25/2018 (a)	109,033	6,317
9.626% due 10/25/2041	1,860	2,037
10.000% due 01/25/2034	220	269
15.252% due 05/25/2043	3,235	3,582
Freddie Mac
4.000% due 08/15/2020 (a)	1,025	69
4.500% due 10/15/2037 (a)	1,585	168
5.000% due 06/15/2033 (a)	2,858	485
5.915% due 07/15/2035 (a)	2,145	344
6.015% due 02/15/2042 (a)	3,237	621
6.955% due 08/15/2036 (a)	1,175	268

10.937% due 03/25/2025	2,200	2,602
11.509% due 12/15/2043 - 03/15/2044	5,952	6,221
12.629% due 05/15/2033	80	97
Ginnie Mae
3.500% due 06/20/2042 - 03/20/2043 (a)	6,571	1,037
4.500% due 07/20/2042 (a)	397	71
5.000% due 09/20/2042 (a)	704	162
5.943% due 10/20/2041 (a)	4,648	859
6.063% due 02/20/2042 (a)	23,878	3,053
11.502% due 02/20/2044	857	888
13.162% due 12/20/2039	464	469
13.322% due 12/20/2039	281	284

Total U.S. Government Agencies (Cost $35,805)		30,442

MORTGAGE-BACKED SECURITIES 28.0%
American Home Mortgage Assets Trust
6.250% due 06/25/2037	1,247	861
Banc of America Alternative Loan Trust
5.413% due 06/25/2046 ^(a)	13,091	2,057
6.000% due 03/25/2036 ^	5,690	4,560
6.000% due 06/25/2046 ^	102	88
6.000% due 07/25/2046 ^	3,187	2,649
Banc of America Funding Trust
6.000% due 07/25/2037 ^	898	722
6.250% due 10/26/2036	14,579	10,993
Banc of America Mortgage Trust
2.639% due 02/25/2036 ^	37	33
BCAP LLC Trust
5.401% due 03/26/2037	3,176	1,051
9.868% due 10/26/2036	8,309	6,915
10.584% due 09/26/2036	8,324	7,263
19.777% due 06/26/2036	1,886	594
Bear Stearns Adjustable Rate Mortgage Trust
2.774% due 05/25/2047 ^	571	512
2.830% due 11/25/2034	208	202
Chase Mortgage Finance Trust
2.425% due 12/25/2035 ^	40	37
5.465% due 09/25/2036 ^	213	191
5.500% due 05/25/2036 ^	11	10
Citigroup Mortgage Loan Trust, Inc.
0.535% due 07/25/2036	26	25
2.564% due 07/25/2046 ^	138	121
2.776% due 07/25/2037 ^	252	236
3.113% due 08/25/2037 ^	1,249	1,081
6.500% due 09/25/2036	4,822	3,586
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^	825	749
Countrywide Alternative Loan Trust
0.357% due 07/25/2046	20,857	20,779
2.612% due 02/25/2037 ^	518	463
3.257% due 07/25/2046 ^	1,418	1,194
4.804% due 07/25/2021 ^	666	655
4.813% due 04/25/2035 (a)	8,141	950
5.500% due 03/25/2036 ^	467	397
6.000% due 05/25/2036 ^	7,598	6,601
6.000% due 08/25/2036 ^	6,094	5,755
6.000% due 11/25/2036 ^	347	310
6.000% due 02/25/2037 ^	8,611	6,836
6.000% due 03/25/2037 ^	6,789	5,554
6.000% due 05/25/2037 ^	9,207	7,637
6.000% due 02/25/2047	3,228	2,798
6.250% due 12/25/2036 ^	4,827	4,001
6.250% due 08/25/2037 ^	421	363
6.500% due 06/25/2036 ^	1,377	1,126
6.500% due 09/25/2037 ^	8,156	6,533
6.500% due 11/25/2037 ^	10,394	8,787
Countrywide Home Loan Mortgage Pass-Through Trust
2.399% due 09/20/2036 ^	838	746
2.554% due 09/25/2047 ^	96	86
5.163% due 12/25/2036 (a)	6,313	976
5.750% due 06/25/2037 ^	1,854	1,703
6.000% due 04/25/2037 ^	479	447
6.000% due 05/25/2037 ^	7,401	6,666
6.000% due 07/25/2037	3,274	2,858
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	3,454	2,725
First Horizon Alternative Mortgage Securities Trust
6.000% due 05/25/2036 ^	2,963	2,530
Freddie Mac
7.737% due 12/25/2027	7,900	8,119
8.137% due 05/25/2025	9,700	9,917
9.387% due 10/25/2027	4,350	5,215
GMAC Commercial Mortgage Asset Corp.
6.107% due 08/10/2052	1,977	2,150

HarborView Mortgage Loan Trust
2.589% due 08/19/2036 ^		812	601
4.830% due 08/19/2036 ^		58	53
IndyMac Mortgage Loan Trust
2.887% due 05/25/2037 ^		3,437	2,438
JPMorgan Alternative Loan Trust
2.525% due 03/25/2037 ^		11,873	9,346
JPMorgan Mortgage Trust
2.497% due 01/25/2037 ^		509	461
6.433% due 01/25/2037 ^(a)		29,705	6,582
Morgan Stanley Mortgage Loan Trust
6.000% due 10/25/2037 ^		2,664	2,249
Nomura Asset Acceptance Corp Alternative Loan Trust
3.011% due 04/25/2036 ^		7,193	5,121
RBSSP Resecuritization Trust
9.671% due 06/26/2037		6,487	3,740
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036 ^		2,594	2,181
6.000% due 12/25/2036 ^		6,317	5,220
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^		863	723
6.250% due 09/25/2037 ^		6,221	4,404
6.500% due 08/25/2036 ^		1,075	724
6.500% due 04/25/2037 ^		24,898	16,027
Residential Funding Mortgage Securities, Inc. Trust
6.250% due 08/25/2036 ^		3,175	2,901
Structured Adjustable Rate Mortgage Loan Trust
2.733% due 04/25/2047		1,172	931
4.956% due 01/25/2036 ^		304	226
WaMu Mortgage Pass-Through Certificates Trust
1.796% due 01/25/2037 ^		183	157
1.943% due 04/25/2037 ^		160	140
1.969% due 11/25/2036 ^		1,483	1,321
2.023% due 12/25/2036 ^		116	103
2.148% due 05/25/2037 ^		250	206
2.176% due 02/25/2037 ^		317	266
2.290% due 02/25/2037 ^		352	306
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036 ^		7,738	6,156
6.000% due 06/25/2037 ^		12,216	10,744
6.493% due 04/25/2037 (a)		17,046	5,470
6.500% due 03/25/2036 ^		10,199	7,254
Wells Fargo Mortgage-Backed Securities Trust
2.498% due 09/25/2036 ^		135	127

Total Mortgage-Backed Securities (Cost $248,845)			265,591

ASSET-BACKED SECURITIES 10.7%
Apidos CLO
0.010% due 07/22/2026		3,000	2,419
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.417% due 01/25/2036		2,698	2,085
Citigroup Mortgage Loan Trust, Inc.
0.287% due 12/25/2036		9,974	6,189
Countrywide Asset-Backed Certificates
5.034% due 07/25/2036		13,700	10,688
GSAA Home Equity Trust
5.772% due 11/25/2036 ^		2,917	1,747
GSAA Trust
5.917% due 03/25/2037 ^		3,316	1,615
5.983% due 03/25/2037 ^		8,896	5,169
JPMorgan Mortgage Acquisition Trust
4.633% due 01/25/2037 ^		3,655	2,797
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		980	510
5.965% due 09/25/2046 ^		10,850	7,643
6.250% due 07/25/2047 ^		1,863	1,412
NovaStar Mortgage Funding Trust
0.347% due 10/25/2036		42,306	21,198
People’s Financial Realty Mortgage Securities Trust
0.347% due 09/25/2036		24,203	8,261
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		9,905	6,229
6.998% due 09/25/2037		8,716	5,781
7.238% due 09/25/2037		7,350	4,873
Sherwood Funding CDO Ltd.
0.544% due 11/06/2039		37,462	12,363
Washington Mutual Asset-Backed Certificates Trust
0.337% due 05/25/2036		340	241

Total Asset-Backed Securities (Cost $96,526)			101,220

SOVEREIGN ISSUES 0.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	800	486

Republic of Greece Government International Bond
3.000% due 02/24/2023		25	12
3.000% due 02/24/2024		25	12
3.000% due 02/24/2025		25	12
3.000% due 02/24/2026		25	11
3.000% due 02/24/2027		25	11
3.000% due 02/24/2028		25	11
3.000% due 02/24/2029		25	11
3.000% due 02/24/2030		25	11
3.000% due 02/24/2031		25	11
3.000% due 02/24/2032		25	11
3.000% due 02/24/2033		25	10
3.000% due 02/24/2034		25	11
3.000% due 02/24/2035		25	10
3.000% due 02/24/2036		25	11
3.000% due 02/24/2037		25	11
3.000% due 02/24/2038		25	11
3.000% due 02/24/2039		25	10
3.000% due 02/24/2040		25	11
3.000% due 02/24/2041		25	11
3.000% due 02/24/2042		25	11
4.500% due 11/08/2016	JPY	50,000	224
4.750% due 04/17/2019	EUR	3,000	1,875

Total Sovereign Issues (Cost $3,696)			2,805

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG TopCo Ltd. (e)		828,934	834

Total Common Stocks (Cost $1,229)			834

PREFERRED SECURITIES 2.0%
BANKING & FINANCE 2.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		15,400	19,139

Total Preferred Securities (Cost $18,134)			19,139

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS (f) 0.1%			826

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 2.2%
Federal Home Loan Bank
0.070% due 08/14/2015		$4,400	4,400
0.080% due 09/18/2015		4,500	4,499
0.085% due 09/11/2015		500	500
0.090% due 09/11/2015		11,300	11,299

			20,698

U.S. TREASURY BILLS 2.2%
0.040% due 08/06/2015 - 11/05/2015 (c)(i)(k)		20,648	20,648

Total Short-Term Instruments (Cost $42,169)			42,172

Total Investments in Securities (Cost $1,195,366)			1,242,260

Total Investments 131.0% (Cost $1,195,366)			$1,242,260
Financial Derivative Instruments (h)(j) 0.9% (Cost or Premiums, net $(1,027))			8,128
Preferred Shares (30.8%)			(292,000)
Other Assets and Liabilities, net (1.1%)			(10,058)

Net Assets Applicable to Common Shareholders 100.0%			$948,330

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG TopCo Ltd.	04/02/2015	$1,229	$834	0.09%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$826	Fannie Mae 2.260% due 10/17/2022	$(844)	$826	$826

Total Repurchase Agreements						$(844)	$826	$826

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500)%	01/23/2015	01/23/2017	$(1,756)	$(1,755)
	(1.500)	04/16/2015	04/16/2017	(3,648)	(3,636)
	(1.500)	04/21/2015	04/21/2017	(4,649)	(4,635)
MSC	0.550	05/21/2015	08/21/2015	(16,838)	(16,849)
	0.600	04/06/2015	07/08/2015	(5,896)	(5,905)

Total Reverse Repurchase Agreements					$(32,780)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $41,941 at a weighted average interest rate of 0.057%.

(g)	Securities with an aggregate market value of $35,647 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$40,986	$2,611	$(545)	$207	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	06/18/2019	$164,700	$3,154	$692	$0	$(36)
Pay	3-Month USD-LIBOR	2.250	12/17/2019	276,600	7,432	518	0	(67)
Pay	3-Month USD-LIBOR	3.500	06/19/2044	684,300	79,951	90,373	0	(1,547)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,015,500	52,129	(3,884)	2,327	0

					$142,666	$87,699	$2,327	$(1,650)

Total Swap Agreements					$145,277	$87,154	$2,534	$(1,650)

(i)	Securities with an aggregate market value of $14,323 and cash of $21,374 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	06/2016	EUR	3,698		$5,063	$910	$0
	06/2016		$216	EUR	160	0	(37)
BPS	07/2015	JPY	41,600		$337	0	(3)
BRC	06/2016	EUR	692		952	174	0
CBK	07/2015	GBP	50,649		77,846	0	(1,736)
DUB	02/2016	EUR	6,750		9,083	1,531	0
	06/2016		386		529	95	0
FBF	07/2015	BRL	3,194		1,170	143	0
	07/2015		$1,029	BRL	3,194	0	(2)
HUS	07/2015	BRL	9,170		$2,943	0	(6)
	07/2015	GBP	124		191	0	(4)
	07/2015		$2,956	BRL	9,170	0	(6)
	07/2015		79,968	GBP	50,773	0	(190)
	08/2015	GBP	50,773		$79,950	190	0
JPM	07/2015	EUR	2,787		3,128	22	0
MSB	07/2015		$26,737	EUR	23,892	0	(101)
	08/2015	EUR	23,892		$26,748	101	0
	06/2016		971		1,335	245	0
NAB	06/2016		2,113		2,901	528	0
	07/2016		268		364	62	0
SCX	07/2015	BRL	12,128		3,909	8	0
	07/2015		$3,994	BRL	12,128	0	(93)
UAG	07/2015	EUR	21,105		$23,021	0	(509)

Total Forward Foreign Currency Contracts						$4,009	$(2,687)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras International Finance Co.	1.000%	12/20/2024	4.524%		$1,700	$(332)	$(78)	$0	$(410)
FBF	Abengoa S.A.	5.000	12/20/2019	10.649	EUR	2,100	(450)	38	0	(412)
GST	Petrobras International Finance Co.	1.000	12/20/2024	4.524		$2,200	(437)	(94)	0	(531)
HUS	Petrobras International Finance Co.	1.000	12/20/2019	4.087		400	(33)	(16)	0	(49)
	Petrobras International Finance Co.	1.000	12/20/2024	4.524		2,800	(581)	(95)	0	(676)
MYC	Petrobras International Finance Co.	1.000	12/20/2019	4.087		13,700	(1,268)	(409)	0	(1,677)

							$(3,101)	$(654)	$0	$(3,755)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month USD-LIBOR	2.000%	08/24/2020	$600,000	$934	$2,717	$3,651	$0
DUB	Pay	3-Month USD-LIBOR	2.150	08/24/2020	400,000	838	2,646	3,484	0
GLM	Pay	3-Month USD-LIBOR	2.150	08/24/2020	300,000	302	2,240	2,542	0

						$2,074	$7,603	$9,677	$0

Total Swap Agreements						$(1,027)	$6,949	$9,677	$(3,755)

(k)	Securities with an aggregate market value of $6,103 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$9,675	$0	$9,675
Corporate Bonds & Notes
Banking & Finance	0	320,487	9,151	329,638
Industrials	0	181,871	10,341	192,212
Utilities	0	95,352	0	95,352
Municipal Bonds & Notes
California	0	19,697	0	19,697
District of Columbia	0	10,427	0	10,427
Illinois	0	45,229	0	45,229
Nebraska	0	21,479	0	21,479
Nevada	0	3,522	0	3,522
New York	0	3,522	0	3,522
Pennsylvania	0	34,422	0	34,422
Texas	0	8,245	0	8,245
Virginia	0	1,009	0	1,009
West Virginia	0	5,628	0	5,628
U.S. Government Agencies	0	24,125	6,317	30,442
Mortgage-Backed Securities	0	263,441	2,150	265,591
Asset-Backed Securities	0	101,220	0	101,220
Sovereign Issues	0	2,805	0	2,805
Common Stocks
Financials	0	0	834	834
Preferred Securities
Banking & Finance	0	19,139	0	19,139
Short-Term Instruments
Repurchase Agreements	0	826	0	826
Short-Term Notes	0	20,698	0	20,698
U.S. Treasury Bills	0	20,648	0	20,648

Total Investments	$0	$1,213,467	$28,793	$1,242,260

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,534	0	2,534
Over the counter	0	13,686	0	13,686
	$0	$16,220	$0	$16,220
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,650)	0	(1,650)
Over the counter	0	(6,442)	0	(6,442)

	$0	$(8,092)	$0	$(8,092)

Totals	$0	$1,221,595	$28,793	$1,250,388

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$32,645	$0	$(50)	$201	$1	$(1,032)	$0	$(22,614)	$9,151	$(460)
Industrials	10,343	0	0	3	0	(5)	0	0	10,341	(6)
Utilities	3,850	0	(3,843)	0	74	(81)	0	0	0	0
U.S. Government Agencies	8,164	0	(10)	(1,535)	0	(302)	0	0	6,317	(302)
Mortgage-Backed Securities	2,148	0	(3)	0	0	5	0	0	2,150	5
Common Stocks
Financials	0	1,229	0	0	0	(395)	0	0	834	(395)

Totals	$57,150	$1,229	$(3,906)	$(1,331)	$75	$(1,810)	$0	$(22,614)	$28,793	$(1,158)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,151	Proxy Pricing	Base Price	115.50
Industrials	10,341	Proxy Pricing	Base Price	100.00
U.S. Government Agencies	6,317	Third Party Vendor	Broker Quote	5.79
Mortgage-Backed Securities	2,150	Proxy Pricing	Base Price	111.08
Common Stocks
Financials	834	Other Valuation Techniques (2)	—	—

Total	$28,793

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Fund. The Board has formed a Valuation Oversight Committee, whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Fund’s valuation policies, determine in good faith the fair market value of the Fund’s portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales or closing prices are reported, equity securities are generally valued at the mean of the last available bid and ask quotations on the exchange or market on which the security is primarily traded, or use other information based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair market value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time, and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or other financial derivative instruments cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold or settled.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets or liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of June 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of June 30, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$ 1,195,366	$74,273	$(27,379)	$46,894

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NAB	National Australia Bank Ltd.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank & Trust Co.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro	JPY	Japanese Yen

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO High Income Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow
President

Date: August 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President

Date: August 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer

Date: August 27, 2015